Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 18 — SHARE-BASED COMPENSATION

In July 2024, the board of directors of the Company approved the grant of 302,500 share options, representing 302,500 ordinary shares of the Company to certain directors, employees and consultants under the 2024 Share Incentive Plan of the Company. The maximum number of ordinary shares that may be issued under the 2024 Share Incentive Plan (the “2024 Plan”) is 315,878 ordinary shares. The exercise price is $0.08 per ordinary share.

Compensation expense is recognized over the vesting period of the share options based on the fair value of the shares at the grant date. The fair value of share options is determined using the Binomial Option Pricing Model. Certain shares vest on the grant date or the first anniversary of the vesting commencement date, while others vest on the second anniversary. As of December 31, 2025 and June 30, 2026, a total of 302,500 shares have been granted under the 2024 Plan.

The weighted average grant date fair value is $23.68 ($2.96 before giving effect to the Reverse Stock Split) for the year ended December 31, 2024. The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):

As of the
grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00

A summary of changes in the Company’s nonvested share options for the year is summarized as follows:

		Weighted
		average grant
	Number of	date per share
	shares	fair value
Balance at January 1, 2025	65,625	$24.25
Vested and exercised	(43,750)	24.94
Forfeited	(12,125)	22.87
Non-vested at December 31, 2025	9,750	$22.87

Balance at January 1, 2026	9,750	$22.87
Forfeited	(5,500)	19.53
Non-vested at June 30, 2026	4,250	$27.21

As of December 31, 2025 and June 30, 2026, there was $29,696 and nil unrecognized share-based compensation expenses related to nonvested shares granted under the 2024 Plan. The total fair value of share options vested during the year ended December 31, 2025 and six months ended June 30, 2026 was $1,091,293 and nil, respectively.

The share-based compensation expense and benefit related to share options are recorded as components of general and administrative expenses.